Income Taxes (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income Taxes [Abstract]
Net loss for the year	$ (1,863,293)	$ (921,122)	$ (6,855,856)	$ (3,711,925)	$ (479,440)	$ (171,898)
Adjustments:
Bad debt - related party			(21,302)
Accrued payroll			(2,213,643)	(1,209,842)
Professional stock-based fees			(974,000)	(627,400)
Loss on extinguishment				(1,106,636)
Tax loss for the year	7,597	48,774	149,996
Estimated effective tax rate			0.25%	0.25%
Deferred tax asset			$ 949,227	$ 192,012